UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763 Name of Fund: Managed Account Series

Global SmallCap Portfolio High Income Portfolio MidCap Value Opportunities Portfolio US Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account
Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)

	Face	Interest	Maturity
Issue	Amount	Rate	Date(s)	Value

U.S. Government Agency Mortgage-Backed Securities** - 171.0%

Fannie Mae Guaranteed Pass-Through Certificates	$ 75,589,551	5.00%	2/15/2023 - 3/15/2038 (a)(d)	$ 75,276,240
	93,756,326	5.50	11/01/2033 - 2/15/2038 (a)(d)	95,037,890
	15,901,178	6.00	8/01/2026 - 2/15/2038 (a)(f)	16,334,791
	28,044,006	6.50	10/01/2022 - 3/15/2038 (a)	29,093,766

Freddie Mac Mortgage Participation Certificates	5,000,000	5.00	3/15/2038 (a)	4,968,750
	981,353	5.50	5/01/2037	993,875
	10,058,361	6.00	10/01/2037 - 3/15/2038 (a)	10,304,686
	2,000,000	6.50	2/15/2038 (a)	2,077,500

Ginnie Mae MBS Certificates	2,623,433	5.00	5/15/2035 - 5/15/2036	2,631,237
	3,600,000	5.50	2/15/2038 (a)	3,664,125
	10,963,117	6.00	11/15/2034 - 2/15/2038 (a)	11,302,247
	1,457,613	6.50	1/15/2032 - 6/15/2035	1,521,378

Total U.S. Government Agency Mortgage-Backed Securities (Cost - $250,786,660) - 171.0%				253,206,485

U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations** - 4.1%

Fannie Mae Trust Series 370 Class 2	1,141,428	6.00	5/25/2036 (g)	193,462

Fannie Mae Trust Series 2005-16 Class LE	730,000	5.50	7/25/2033	738,471

Fannie Mae Trust Series 2006-125 Class SM	2,964,799	2.335	1/25/2037 (g)	234,028

Fannie Mae Trust Series 2007-116 Class DI	5,054,827	0.703	1/25/2038 (g)	237,459

Freddie Mac Multiclass Certificates Series 2411 Class FJ	39,492	3.471	12/15/2029 (b)	39,295

Freddie Mac Multiclass Certificates Series 2882 Class UW	680,000	4.50	11/15/2019	668,890

Freddie Mac Multiclass Certificates Series 2971 Class GD	950,000	5.00	5/15/2020	965,142

Freddie Mac Multiclass Certificates Series 3242 Class NC	1,279,986	5.75	12/15/2028	1,320,817

Freddie Mac Multiclass Certificates Series 3288 Class SJ	1,839,881	1.103	3/15/2037 (g)	92,498

Freddie Mac Multiclass Certificates Series 3329 Class JA	706,730	6.00	8/15/2028	733,483

Freddie Mac Multiclass Certificates Series 3397 Class SQ	3,029,210	0.72	12/15/2037 (g)	136,167

Ginnie Mae Trust Series 2005-71 Class AB	651,785	5.50	9/20/2035	674,917

Total U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations (Cost - $6,106,591) - 4.1%				6,034,629

U.S. Government Obligations - 6.0%

U.S. Treasury Notes	8,500,000	3.625	12/31/2012	8,816,761

Total U.S. Government Obligations (Cost - $8,765,256) - 6.0%				8,816,761

Face
Amount	Issue

Asset-Backed Securities** - 1.6%

$ 390,000	Capital One Master Trust Series 2001-1 Class A, 3.321% due 12/15/2010 (b)			390,211
75,000	Citibank Credit Card Master Trust I Series 1997-4 Class B, 5.436% due 3/10/2011 (b)			73,957
44,449	Collegiate Funding Services Education Loan Trust I Series 2005-A Class A1, 4.863%
	due 9/29/2014 (b)			44,405
164,263	Countrywide Asset Backed Certificates Series 2004-6 Class 2A4, 5.77% due 11/25/2034 (b)			148,428
325,000	Discover Card Master Trust I Series 2003-4 Class A1, 3.121% due 5/15/2011 (b)			324,139
500,000	GE Dealer Floorplan Master Note Trust Series 2005-1 Class A, 3.154% due 4/20/2010 (b)			500,216

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)

	Face
	Amount	Issue	Value

$ 108,925		Irwin Home Equity Corp. Series 2005-C Class 1A1, 3.395% due 4/25/2030 (b)	$ 98,032
	807,883	Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1 Class
		A2A, 3.255% due 4/25/2037 (b)(c)	789,706
	11,203	Residential Asset Securities Corp. Series 2004-KS7 Class A2B2, 3.405%
		due 5/25/2033 (b)	11,190

Total Asset-Backed Securities (Cost - $2,371,068) - 1.6%			2,380,284

Non-Government Agency Mortgage-Backed Securities* - 39.1%

Collateralized Mortgage	1,334,026	Banc of America Funding Corp. Series 2006-B Class 5A1, 5.813% due 3/20/2036 (b)	1,369,341
Obligations - 36.3%	242,704	Banc of America Mortgage Securities Series 2003-3 Class 2A1, 5.423% due 5/25/2018 (b)	241,128
	360,265	Banc of America Mortgage Securities Series 2003-10 Class 1A6, 5.323% due 1/25/2034 (b)	358,766
	659,146	CS First Boston Mortgage Securities Corp. Series 2004-1 Class 4A1, 5% due 2/25/2019	642,601
	556,934	CS First Boston Mortgage Securities Corp. Series 2004-6 Class 5A1, 4.50% due 9/25/2019	551,017
	545,583	CS First Boston Mortgage Securities Corp. Series 2004-7 Class 6A1, 5.25% due 10/25/2019	544,289
	1,147,867	Chase Mortgage Finance Corp. Series 2003-S9 Class A1, 5% due 10/25/2018	1,159,122
	1,328,901	Citimortgage Alternative Loan Trust Series 2007-A2 Class 1A5, 6% due 2/25/2037	1,336,790
	737,079	Citimortgage Alternative Loan Trust Series 2007-A3 Class 1A7, 5.75% due 3/25/2037	736,558
	626,543	Countrywide Alternative Loan Trust Series 2004-12CB Class 1A1, 5% due 7/25/2019	623,998
	665,540	Countrywide Alternative Loan Trust Series 2004-24CB Class 2A1, 5% due 11/25/2019	657,485
	1,404,846	Countrywide Alternative Loan Trust Series 2005-28CB Class 1A5, 5.51% due 8/25/2035	1,400,080
	512,587	Countrywide Alternative Loan Trust Series 2005-57CB Class 3A3, 5.50% due 12/25/2035	510,679
	622,179	Countrywide Alternative Loan Trust Series 2005-J11 Class 2A1, 6% due 10/25/2035	608,949
	1,503,131	Countrywide Alternative Loan Trust Series 2006-19Cb Class A15, 6% due 8/25/2036	1,514,064
	256,407	Countrywide Alternative Loan Trust Series 2006-27CB Class A4, 6% due 11/25/2036	259,261
	1,026,784	Countrywide Alternative Loan Trust Series 2006-32CB Class A10, 6% due 11/25/2036	1,052,641
	751,184	Countrywide Alternative Loan Trust Series 2006-41CB Class 1A3, 6% due 1/25/2037	757,588
	1,187,254	Countrywide Alternative Loan Trust Series 2006-41CB Class 2A17, 6% due 1/25/2037	1,197,666
	525,146	Countrywide Alternative Loan Trust Series 2006-43CB Class 1A7, 6% due 2/25/2037	526,262
	1,010,000	Countrywide Alternative Loan Trust Series 2007-2CB Class 1A15, 5.75% due 3/25/2037	1,010,479
	989,819	Countrywide Alternative Loan Trust Series 2007-3T1 Class1A7, 6% due 4/25/2037	996,148
	2,962,682	Countrywide Alternative Loan Trust Series 2007-7T2 Class A9, 6% due 4/25/2037	2,983,745
	1,552,250	Countrywide Alternative Loan Trust Series 2007-16C Class 4A7, 6% due 8/25/2037	1,536,849
	1,070,000	Countrywide Alternative Loan Trust Series 2007-16CB Class 1A7, 6% due 8/25/2037	1,088,907
	2,173,725	Countrywide Alternative Loan Trust Series 2007-16CB Class 5A3, 6.25% due 8/25/2037	2,178,039
	1,048,189	Countrywide Alternative Loan Trust Series 2007-19 Class 1A8, 6% due 8/25/2037	1,038,909
	509,859	Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-J15 Class 1A1,
		4.50% due 12/25/2018	508,042
	887,203	Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB1 Class 2A,
		4.213% due 5/20/2034 (b)	850,731
	377,794	Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J1 Class 1A1,
		4.50% due 1/25/2019	370,694

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)

	Face
	Amount	Issue	Value

$ 788,986		Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-J2 Class A2,
		3.635% due 3/25/2034 (b)	$ 781,941
	1,793,670	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-20 Class 1A33, 6%
		due 2/25/2037	1,825,276
	1,913,598	Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-15 Class 2A2,
		6.50% due 9/25/2037	1,950,531
	266,389	First Horizon Asset Securities, Inc. Series 2003-4 Class 2A2, 3.585% due 6/25/2018 (b)	264,617
	591,832	JPMorgan Mortgage Trust Series 2004-S2 Class 5A1, 5.50% due 12/25/2019	604,967
	2,009,470	MASTR Alternative Loans Trust Series 2004-10 Class 3A1, 5% due 9/25/2019	1,988,211
	793,395	MASTR Asset Securitization Trust Series 2003-5 Class 2A1, 5% due 6/25/2018	802,549
	1,280,223	Merrill Lynch Mortgage Investors, Inc. Series 2006-A3 Class 3A1, 5.825%
		due 5/25/2036 (b)(c)	1,299,488
	965,469	Residential Accredit Loans, Inc. Series 2002-QS18 Class A1, 5.50% due 12/25/2017	980,857
	1,323,020	Residential Accredit Loans, Inc. Series 2003-QS18 Class A1, 5% due 9/25/2018	1,314,339
	821,809	Residential Accredit Loans, Inc. Series 2005-QS13 Class 1A5, 5.50% due 9/25/2035	822,119
	512,458	Residential Accredit Loans, Inc. Series 2006-QS3 Class 1A10, 6% due 3/25/2036	516,952
	1,860,000	Residential Funding Mortgage Securities I Series 2007-S2 Class A3, 6% due 2/25/2037	1,890,368
	2,439,989	Residential Funding Mortgage Securities I Series 2007-S6 Class 2A12, 6% due 6/25/2037	2,479,193
	3,669,654	Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1, 6% due 6/25/2037	3,660,480
	727,488	Wells Fargo Mortgage Backed Securities Trust Series 2003-7 Class A1, 4.50%
		due 8/25/2018	722,941
	831,516	Wells Fargo Mortgage Backed Securities Trust Series 2004-2 Class A1, 5%
		due 1/25/2019	836,454
	1,599,208	Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 1A22, 6%
		due 7/25/2037	1,638,557
	710,000	Wells Fargo Mortgage Backed Securities Trust Series 2007-8 Class 2A2, 6%
		due 7/25/2037	716,076

			53,706,744

Commercial Mortgage-Backed	2,480,000	GS Mortgage Securities Corp. II Series 2007-GG10 Class A4, 5.993% due 8/10/2045 (b)	2,511,205
Securities - 2.8%	680,000	Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4, 5.444%
		due 3/10/2039	670,470
	1,000,000	LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% due 9/15/2045 (b)	1,003,900

			4,185,575

Total Non-Government Agency Mortgage-Backed Securities (Cost - $57,103,575) - 39.1%			57,892,319

Short-Term Securities - 1.0%

Beneficial Interest

$ 1,447,149		BlackRock Liquidity Series, LLC Cash Sweep Series, 4.49% (c)(e)	1,447,149

Total Short-Term Securities (Cost - $1,447,149) - 1.0%			1,447,149

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)

	Number of
	Contracts				Value

Options Purchased - 0.8%

Call Options Purchased	13+	Receive a fixed rate of 5.335% and pay a floating rate based on 3-month
		LIBOR, expiring November 2009, Broker, Citibank, NA (h)			$ 884,017

Put Options Purchased	13+	Pay a fixed rate of 5.335% and receive a floating rate based on 3-month
		LIBOR, expiring November 2009, Broker, Citibank, NA (h)			317,698

Total Options Purchased (Premiums Paid - $924,000) - 0.8%					1,201,715

Total Investments Before TBA Sale Commitments and Options Written (Cost - $327,504,299*) - 223.6%					330,979,342

		Face	Interest	Maturity
		Amount	Rate	Date(s)

TBA Sale Commitments - (95.6%)

Fannie Mae Guaranteed Pass-Through Certificates		$ (55,700,000)	5.00%	2/15/2023 - 3/15/2038	(55,473,412)
		(73,500,000)	5.50	11/01/2033 - 2/15/2038	(74,485,856)
		(6,000,000)	6.00	8/01/2026 - 2/15/2038	(6,157,854)
		(1,500,000)	6.50	10/01/2022	(1,556,939)

Freddie Mac Mortgage Participation Certificates		(900,000)	5.50	5/01/2037	(911,228)

Ginnie Mae MBS Certificates		(2,900,000)	6.00	11/15/2034 - 2/15/2038	(2,996,677)

Total TBA Sale Commitments - (Proceeds Received $140,276,470) - (95.6%)					(141,581,966)

Options Written - 0.8%

	Number of
	Contracts

Call Options Written	10+	Pay a fixed rate of 5.025% and receive a floating rate based on 3-month
		LIBOR, expiring November 2010, Broker, Union Bank of Switzerland, AG (h)			(493,220)

Put Options Written	10+	Receive a fixed rate of 5.025% and pay a floating rate based on 3-month
		LIBOR, expiring November 2010, Broker, Union Bank of Switzerland, AG (h)			(490,530)

Total Options Written (Premiums Received - ($955,000) - (0.8%)					(983,750)

Total Investments, Net of TBA Sale Commitments and Options Written (Cost - $186,272,829) - 127.2%					188,413,626
Liabilities in Excess of Other Assets - (27.2%)					(40,308,901)

Net Assets - 100.0%					$ 148,104,725

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 327,519,460

Gross unrealized appreciation	$ 4,050,415
Gross unrealized depreciation	(590,533)

Net unrealized appreciation	$ 3,459,882

**	Asset-Backed and Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.

+ One contract represents a notional amount of $1,000,000.

(a)	Represents or includes a "to-be-announced" transaction. The Portfolio has committed to purchasing securities for which all specific information is not available at this time.

U.S. Mortgage Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

(b)	Floating rate security.

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest/Dividend
Affiliate	Cost	Cost	Gain	Income

BlackRock Liquidity Series,
LLC Cash Sweep Series	-	$ 9,235,367 *	-	$ 111,533
Merrill Lynch First Franklin Mortgage
Loan Trust Series 2007-1 Class A2A,
3.255% due 4/25/2037	$ 788,552	$ 37,220	$ 2,802	$ 8,196
Merrill Lynch Mortgage Investors, Inc.
Series 2006-A3 Class 3A1 5.825%
due 5/25/2036	$ 1,382,589	$ 104,816	$ 201	$ 45,063

* Represents net sale cost.

(d)	All or a portion of security held as collateral in connection with reverse repurchase agreements. Reverse repurchase agreements outstanding as of January 31, 2008 were as follows:

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Amount

Credit Suisse Securities
(USA) LLC	4.34%	1/09/08	2/12/08	$ 14,352,874	$ 14,296,000
Lehman Brothers, Inc.	4.25%	1/11/08	2/12/08	$ 1,772,046	$ 1,766,000
Lehman Brothers, Inc.	3.40%	1/25/08	2/12/09	$ 1,612,281	$ 1,610,000

Total				$ 17,737,201	$ 17,672,000

(e)	Represents the current yield as of January 31, 2008.

(f)	All, or a portion of, security held as collateral in connection with open financial futures contracts.

(g)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(h)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

• Financial futures contracts purchased as of January 31, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

197	2-Year U.S. Treasury Bond	March 2008	$ 41,886,078	$ 118,016
56	5-Year U.S. Treasury Bond	March 2008	$ 6,323,623	4,377

Total Unrealized Appreciation				$ 122,393

• Financial futures contracts sold as of January 31, 2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

270	10-Year U.S. Treasury Bond	March 2008	$ 31,429,661	$ (84,401)
92	30-Year U.S. Treasury Bond	March 2008	$ 10,938,372	(38,378)

Total Unrealized Depreciation				$ (122,779)

U.S. Mortgage Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)

• Swaps outstanding as of January 31, 2008 were as follows:

	Notional	Unrealized
	Amount	Appreciation

Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Aaa 8.5+ Index and pay a floating rate based on
1.106%

Broker, Deutsche Bank AG London	$ 1,605,000	-
Expires January 2008

Receive (pay) a variable return based on the change in the spread return of the Lehman Brothers CMBS Investment Grade Index and pay a floating rate based on 1.328%

Broker, Citibank, NA
Expires January 2008	$ 1,595,000	-

Receive (pay) a variable return based on the change in the since inception return the Lehman Brothers MBS Fixed Rate Index and pay a floating rate based on 1-month USD LIBOR minus 0.7%

Broker, UBS Warburg
Expires January 2008	$ 10,200,000	-

Receive a fixed rate of 2.9475% and pay a floating rate based on 3-month USD
LIBOR

Broker, JPMorgan Chase
Expires January 2010	$ 42,300,000	$ 67,966

Receive a fixed rate of 5.1975% and pay a floating rate based on 3-month USD
LIBOR

Broker, Citibank, NA
Expires May 2011	$ 16,200,000	1,018,854

Receive a fixed rate of 4.9765% and pay a floating rate based on 3-month USD
LIBOR

Broker, Deutsche Bank AG London
Expires August 2012	$ 2,500,000	158,364

U.S. Mortgage Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

		Unrealized
	Notional	Appreciation
	Amount	(Depreciation)

Receive a fixed rate of 4.6975% and pay a floating rate based on 3-
month USD LIBOR

Broker, Lehman Brothers Special Finance
Expires October 2012	$ 4,000,000	$ 210,032

Pay a fixed rate of 4.499% and receive a floating rate based on 3-month USD
LIBOR

Broker, Deutsche Bank AG London
Expires November 2012	$ 9,000,000	(389,834)

Receive a fixed rate of 4.888% and pay a floating rate based on 3-month USD
LIBOR

Broker, Deutsche Bank AG London
Expires November 2017	$ 500,000	(25,442)

Pay a fixed rate of 4.879% and receive a floating rate based on 3-month USD
LIBOR

Broker, Deutsche Bank AG London
Expires November 2017	$ 1,000,000	(50,623)

Pay a fixed rate of 4.897% and receive a floating rate based on 3-month USD
LIBOR

Broker, Deutsche Bank AG London
Expires November 2017	$ 1,000,000	(52,472)

Total		$ 936,845

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer (principal executive officer) of Managed Account Series

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of Managed Account Series

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of Managed Account Series

Date: March 24, 2008